Commitments and contingencies - Lease commitments (Details)	12 Months Ended
	Jun. 30, 2019 USD ($) agreement	Jun. 30, 2018 USD ($)	Jun. 30, 2017 USD ($)
Commitments and contingencies
Number of Operating Lease Agreements | agreement	5
Lessee, Operating Lease, Liability, Payment, Due [Abstract]
2020	$ 234,291
2021	233,339
2022	239,767
2023	248,205
2024	256,677
Thereafter	519,321
Total minimum payments required	1,731,600
Rent expense	$ 348,408	$ 58,541	$ 88,368